ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 3 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at March 31, 2015 and December 31, 2014 consist of the following:

	March 31, 2015	December 31, 2014
Accrued accounting and legal	$71,952	$190,767
Accrued reimbursements	17,305	26,792
Accrued consulting	82,935	16,334
Accrued research and development expenses	42,409	93,407
Accrued credit card obligations	4,735	13,278
Accrued payroll	-	62,068
Accrued liquidated damages	55,620	55,620
Accrued office and other	5,915	29,093
Accrued settlement related to arbitration	40,000	66,667
	$320,871	$554,026

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2014 and 2013 consist of the following:

	2014	2013
Accrued accounting and legal	$190,767	$300,893
Accrued reimbursements	26,792	17,797
Accrued consulting	16,334	214,481
Accrued research and development expenses	93,407	64,670
Accrued credit card obligations	13,278	20,425
Accrued payroll	62,068	35,896
Accrued liquidated damages	55,620	48,668
Accrued office and other	29,093	16,500
Accrued settlement related to arbitration	66,667	100,000
	$554,026	$819,330